Provision for Warranty	12 Months Ended
Dec. 31, 2012
Standard Product Warranty Disclosure [Abstract]
Provision for Warranty
Provision for Warranty

The changes in the amount of provision for warranty are as follows:

Balance January 1, 2011	8,273
Charged to cost of sales	29,809
Acquisitions	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519
Balance December 31, 2011	49,512
Charged to cost of sales	26,527
Deductions	(31,948)
Foreign currency translation effect	(170)
Balance December 31, 2012	43,921
Non-current portion	(5,298)
Current portion	38,623

Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. The warranty period is usually one to two years. The Company accrues for the estimated cost of the warranty on its products shipped in the provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically. Actual warranty costs are charged against the provision for warranty.